Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Current assets:
Cash and cash equivalents	$ 23,969	$ 25,854	$ 44,764	$ 27,444
Pawn loans	145,318	121,201	101,684
Signature loans, net	11,389	10,775	8,357
Auto title loans, net	3,222	3,145	1,663
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	90,373	71,502	64,001
Deferred tax asset	18,125	23,208
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	30,611	17,427
Total current assets	356,237	302,172
Investments in unconsolidated affiliates	120,319	101,386
Investments in subsidiaries	0	0
Property and equipment, net	78,498	62,293
Deferred tax asset, non-current	0	60
Goodwill	173,206	117,305	100,719
Other assets, net	8,400	6,742
Total assets	756,450	606,412	492,517
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	57,400	49,663
Customer layaway deposits	6,176	6,109
Intercompany Payables	0	0
Income taxes payable	693	3,687
Total current liabilities	64,269	69,459
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	8,331	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	92,202	86,984
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	242,398	225,374
Retained earnings	422,095	299,936
Accumulated other comprehensive income (loss)	(746)	(6,375)
Total stockholders' equity	664,248	519,428	415,685	273,050
Total liabilities and stockholders' equity	756,450	606,412
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	471	463
Common Stock Class B Voting
Stockholders' equity:
Common Stock	30	30
Parent [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Pawn loans	0	0
Signature loans, net	0	0
Auto title loans, net	0	0
Pawn service charges receivable, net	0	0
Signature loan fees receivable, net	0	0
Auto title loan fees receivable, net	0	0
Inventory, net	0	0
Deferred tax asset	12,728	18,085
Receivable from affiliates	66,450	0
Income taxes receivable	0	3,185
Prepaid expenses and other assets	29	6
Total current assets	79,207	21,276
Investments in unconsolidated affiliates	71,958	58,259
Investments in subsidiaries	84,303	76,999
Property and equipment, net	0	0
Deferred tax asset, non-current	0	1,161
Goodwill	0	0
Other assets, net	2,147	217
Total assets	237,615	157,912
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	13	90
Customer layaway deposits	0	0
Intercompany Payables	(199,190)	(251,158)
Income taxes payable	9,552	11,031
Total current liabilities	(189,625)	(230,037)
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	5,940	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	(166,185)	(215,037)
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	221,526	218,087
Retained earnings	174,860	156,329
Accumulated other comprehensive income (loss)	6,923	(1,949)
Total stockholders' equity	403,800	372,949
Total liabilities and stockholders' equity	237,615	157,912
Parent [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	461	452
Parent [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	30	30
Subsidiary Guarantors [Member]
Current assets:
Cash and cash equivalents	20,860	23,862	43,750	26,098
Pawn loans	134,457	113,944
Signature loans, net	9,304	9,828
Auto title loans, net	3,222	3,145
Pawn service charges receivable, net	24,792	20,573
Signature loan fees receivable, net	5,215	5,733
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	81,277	66,547
Deferred tax asset	5,397	4,950
Receivable from affiliates	(66,450)	0
Income taxes receivable	0	(3,185)
Prepaid expenses and other assets	25,976	14,769
Total current assets	245,477	261,782
Investments in unconsolidated affiliates	48,361	43,127
Investments in subsidiaries	44,323	9,095
Property and equipment, net	59,434	49,031
Deferred tax asset, non-current	0	(1,101)
Goodwill	163,897	110,254
Other assets, net	22,219	20,938
Total assets	583,711	493,126
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	50,871	44,859
Customer layaway deposits	5,711	5,940
Intercompany Payables	178,375	222,767
Income taxes payable	(5,150)	(5,147)
Total current liabilities	229,807	268,419
Long-term debt, less current maturities	0	0
Deferred tax liability	1,563	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	233,472	270,944
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	98,980	78,091
Retained earnings	251,418	145,954
Accumulated other comprehensive income (loss)	(170)	(1,873)
Total stockholders' equity	350,239	222,182
Total liabilities and stockholders' equity	583,711	493,126
Subsidiary Guarantors [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	12	11
Subsidiary Guarantors [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	(1)	(1)
Other Subsidiaries [Member]
Current assets:
Cash and cash equivalents	3,109	1,992	1,014	1,346
Pawn loans	10,861	7,257
Signature loans, net	2,085	947
Auto title loans, net	0	0
Pawn service charges receivable, net	1,663	1,053
Signature loan fees receivable, net	133	85
Auto title loan fees receivable, net	0	0
Inventory, net	9,096	4,955
Deferred tax asset	0	173
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	4,606	2,652
Total current assets	31,553	19,114
Investments in unconsolidated affiliates	0	0
Investments in subsidiaries	0	0
Property and equipment, net	19,064	13,262
Deferred tax asset, non-current	0	0
Goodwill	9,309	7,051
Other assets, net	3,822	2,041
Total assets	63,748	41,468
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	6,516	4,714
Customer layaway deposits	465	169
Intercompany Payables	20,761	28,341
Income taxes payable	(3,709)	(2,197)
Total current liabilities	24,033	31,027
Long-term debt, less current maturities	0	0
Deferred tax liability	828	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	24,861	31,027
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	50,568	15,340
Retained earnings	(4,183)	(2,347)
Accumulated other comprehensive income (loss)	(7,499)	(2,553)
Total stockholders' equity	38,887	10,441
Total liabilities and stockholders' equity	63,748	41,468
Other Subsidiaries [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	0	0
Other Subsidiaries [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	1	1
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0
Pawn loans	0	0
Signature loans, net	0	0
Auto title loans, net	0	0
Pawn service charges receivable, net	0	0
Signature loan fees receivable, net	0	0
Auto title loan fees receivable, net	0	0
Inventory, net	0	0
Deferred tax asset	0	0
Receivable from affiliates	0	0
Income taxes receivable	0	0
Prepaid expenses and other assets	0	0
Total current assets	0	0
Investments in unconsolidated affiliates	0	0
Investments in subsidiaries	(128,626)	(86,094)
Property and equipment, net	0	0
Deferred tax asset, non-current	0	0
Goodwill	0	0
Other assets, net	2	0
Total assets	(128,624)	(86,094)
Current liabilities:
Current maturities of long-term debt	0	0
Accounts payable and other accrued expenses	0	0
Customer layaway deposits	0	0
Intercompany Payables	54	50
Income taxes payable	0	0
Total current liabilities	54	50
Long-term debt, less current maturities	0	0
Deferred tax liability	0	0
Deferred gains and other long-term liabilities	0	0
Total liabilities	54	50
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	(128,676)	(86,144)
Retained earnings	0	0
Accumulated other comprehensive income (loss)	0	0
Total stockholders' equity	(128,678)	(86,144)
Total liabilities and stockholders' equity	128,624	(86,094)
Eliminations [Member] | Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	(2)	0
Eliminations [Member] | Common Stock Class B Voting
Stockholders' equity:
Common Stock	$ 0	$ 0